Lease liabilities	12 Months Ended
Aug. 31, 2023
Lease liabilities
Lease liabilities

15. Lease liabilities

	2023	2022
	$	$
Opening balance	2,415,549	2,966,816
Additions	921,498	234,608
Repayment	(726,893)	(695,749)
Interest on lease liability	139,132	141,994
Lease termination	(151,800)	(273,652)
Currency translation	44,308	41,532
Closing balance	2,641,794	2,415,549

Current	647,638	561,168
Non-current	1,994,156	1,854,381
	2,641,794	2,415,549

Future undiscounted lease payments as at August 31, 2023 are as follows:

$
Less than one year	775,991
One to five years	2,221,910
2,997,901

Included in rent expense is $127,511 of short-term lease expense [2022 – $58,663, 2021 - $50,186]. The lease liabilities have a weighted average interest rate of 5.79% [2022 – 5.4%, 2021 – 5.2%].